Note 9 - Income Taxes	7 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Note 9 - Income Taxes

NOTE 9 — INCOME TAXES

The Company’s taxable income primarily consists of interest earned on investments held in the Trust Account. There was no income tax expense for the period from May 19, 2021 (inception) through December 31, 2021.

The income tax provision (benefit) consists of the following for the period from May 19, 2021 (inception) through December 31, 2021:

For the Period from
May 19, 2021
(inception) through
December 31, 2021
Current
Federal	$—
State	124,434
Deferred
Federal	(30,416)
State	—
Valuation allowance	30,416
Income tax provision	$124,434

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

For the Period from
May 19, 2021
(inception) through
December 31, 2021

U.S. statutory rate	21.0%
Change in valuation allowance	(21.0)%

The Company’s net deferred tax assets were as follows as of December 31, 2021

Deferred tax assets:
Net operating loss carryover	$30,416
Total deferred tax assets	30,416
Valuation allowance	(30,416)
Deferred tax asset, net of allowance	$—

As of December 31, 2021, the Company had $144,837 of U.S. federal net operating loss carryovers available to offset future taxable income which do not expire.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

Cardio Diagnostics [Member]
Note 9 - Income Taxes

Note 9 - Income Taxes

Prior to January 1, 2020, the Company operated as a Limited Liability Company (“LLC”). Taxable income and losses of an LLC are passed through to its members and there is no entity level tax.

The reconciliation between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense (benefit) for the year ended December 31, 2021 is as follows:

Statutory U.S. federal income tax rate	(21.0)%
State income taxes, net of federal income tax benefit	(0.2)%
Tax effect of expenses that are not
deductible for income tax purposes:
Change in Valuation Allowance	21.2%
Effective tax rate	0.0%

At December 31, the significant components of the deferred tax assets (liabilities) are summarized below:

	2021	2020
Deferred Tax Assets:
Net Operating Losses	$146,578	$4,048
Stock-based compensation	197,895	179,607
Total deferred tax assets	344,473	183,655

Deferred Tax Liabilities	—	—

Valuation Allowance	(344,473)	(183,655)

Net deferred tax assets	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets for every period because it is more likely than not that all of the deferred tax assets will not be realized.

In accordance with ASC 740, a valuation allowance must be established if it is more likely than not that the deferred tax assets will not be realized. This assessment is based upon consideration of available positive and negative evidence, which includes, among other things, the Company’s most recent results of operations and expected future profitability. Based on the Company’s cumulative losses in recent years, a full valuation allowance against the Company’s deferred tax assets as of December 31, 2021 has been established as Management believes that the Company will not more likely than not realize the benefit of those deferred tax assets. Therefore, no tax provision has been recorded for the year ended December 31, 2021.

The Company complies with the provisions of ASC 740-10 in accounting for its uncertain tax positions. ASC 740-10 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Management has determined that the Company has no significant uncertain tax positions requiring recognition under ASC 740-10.

The Company is subject to income tax in the U.S., and certain state jurisdictions. The Company has not been audited by the U.S. Internal Revenue Service, or any states in connection with income taxes. The Company’s tax years generally remain open to examination for all federal and state income tax matters until its net operating loss carryforwards are utilized and the applicable statutes of limitation have expired. The federal and state tax authorities can generally reduce a net operating loss (but not create taxable income) for a period outside the statute of limitations in order to determine the correct amount of net operating loss which may be allowed as a deduction against income for a period within the statute of limitations.

The Company recognizes interest and penalties related to unrecognized tax benefits, if incurred, as a component of income tax expense. No interest or penalties have been recorded for the years ended December 31, 2021 and 2020, respectively.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOL’s incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The Company is currently evaluating the impact of the CARES Act, but at present does not expect that the NOL carryback provision of the CARES Act would result in a material cash benefit to us.